EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2026
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the change in the balance of equity accounted investments for the six-month period ended June 30, 2026 and the year ended December 31, 2025:

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Balance at beginning of period	$2,494	$2,325
Additions (cash and non-cash)	250	653
Dispositions	(12)	(159)
Share of net income (loss)	5	42
Share of other comprehensive income (loss)	(9)	12
Distributions received	(89)	(409)
Foreign currency translation and other	(74)	30
Assets reclassified as held for sale (1)	(137)	—
Balance at end of period	$2,428	$2,494
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(1)See Note 8 for additional information.
On April 9, 2026, the Corporation invested $173 million of equity in Fosber, a global leader in the design and production of advanced machinery, parts, and services for the corrugated packaging industry, for a 37% economic interest.